As filed with the Securities and Exchange Commission on October 21, 2009.
Registrations Nos.

333-160773

811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 1	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 122	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on ___________, pursuant to paragraph (b) of Rule 485

☑	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on ___________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: Interests in the Separate Account under Pacific Destinations individual flexible premium deferred variable annuity contracts.

Filing fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC DESTINATIONS

4.	Condensed Financial Information	FINANCIAL HIGHLIGHTS; ADDITIONAL INFORMATION — Financial Statements;

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC DESTINATIONS; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company (PL&A); — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC DESTINATIONS; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal; ADDITIONAL INFORMATION — Distribution Arrangements

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC DESTINATIONS; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED; ANNUITIZATION — Choosing Your Annuity Option, — Your Annuity Payments; DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to All Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions, — Replacement of Life Insurance or Annuities

8.	Annuity Period	ANNUITIZATION

9.	Death Benefit	DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC DESTINATIONS; PURCHASING YOUR CONTRACT; HOW YOUR PURCHASE PAYMENTS ARE ALLOCATED; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company, Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC DESTINATIONS; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX ISSUES

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Statement of Additional
Item No.		Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/A, File No. 333-160773, Accession No. 0000950123-09-049938, filed on October 13, 2009 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/A, File No. 333-160773, Accession No. 0000950123-09-049938, filed on October 13, 2009 and incorporated by reference herein.)

Supplement dated December 20, 2009 to the Prospectus dated October 15, 2009 for the
Pacific Destinations variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated October 15, 2009, as supplemented.

The AN OVERVIEW OF PACIFIC DESTINATIONS section is amended as follows:

The Optional Riders — Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. The allocation limitations associated with these Riders may limit the number of Investment Options that are otherwise available to you under your Contract. See the OTHER OPTIONAL RIDERS — General Information — Investment Allocation Requirements section in the Prospectus. Failure to adhere to the Investment Allocation Requirements may cause your Rider to terminate.

Automatic Income Builder Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 4%, 5%, or 6% (depending on your age) of your Protected Payment Base per year, lock in market gains, and provides the potential to withdraw up to the Protected Payment Amount for life, if certain conditions are met. Lifetime withdrawals are available if the oldest Owner (or Annuitant, in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract Year without reducing your Protected Payment Base. Once a withdrawal is taken, regardless of your age when the withdrawal occurred, the 0.10% increase in the withdrawal percentage will no longer be applied. Any previously added 0.10% increase in the withdrawal percentage will be locked in and will remain a part of your total withdrawal percentage. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

Beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any reset may include an increase in the annual charge percentage (up to a maximum of 1.50%) associated with the Rider. Protected Payment Base, Remaining Protected Balance, Automatic Reset, Owner-Elected Resets and Reset Date are described in the OTHER OPTIONAL RIDERS — Automatic Income Builder Rider section in this supplement.

This Rider is called the Guaranteed Withdrawal Benefit III-A Rider in the Contract’s Rider.

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage

• Automatic Income Builder Rider Charge*	1.05%	1.50%

* If you buy the Automatic Income Builder Rider, the annual charge is equal to the current charge percentage multiplied by the Protected Payment Base, deducted on a quarterly basis. The Protected Payment Base is the amount used to determine the allowable annual withdrawal amount under the Rider. The initial Protected Payment Base is equal to the initial Purchase Payment if purchased at Contract issue or is equal to the Contract Value if the Rider is purchased on a Contract Anniversary. For a complete explanation of the Protected Payment Base, see the OTHER OPTIONAL RIDERS – Automatic Income Builder Rider section in this supplement. The charge is deducted from your Contract Value on a quarterly basis. The quarterly amount deducted may increase or decrease due to changes in your Protected Payment Base. Your Protected Payment Base may increase due to additional Purchase Payments, decrease due to withdrawals or also change due to Resets. We deduct this charge proportionately from your Investment Options (excluding the DCA Plus Fixed Option) every quarter following the Rider Effective Date, during the term of the Rider and while the Rider is in effect, and when the Rider is terminated. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of your Contract or after the Contract Value is zero. The annual charge is only waived for the quarter that we are notified of death or annuitization. See the CHARGES, FEES AND DEDUCTIONS – Optional Rider Charges section in this supplement for further information.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

Automatic Income Builder Rider Charge

If you purchase this Rider, we will deduct an annual charge of 1.05% for the Rider from your Investment Options on a quarterly basis. The quarterly deduction is equal to 0.2625% multiplied by the Protected Payment Base and is deducted from your Contract Value every three months following the Rider Effective Date (“Quarterly Rider Anniversary”). The charge is deducted on a proportionate basis from your Investment Options (excluding the DCA Plus Fixed Option) every Quarterly Rider Anniversary that the Rider remains in effect and when the Rider is terminated.

If this Rider terminates on a Quarterly Rider Anniversary, the entire charge for the prior quarter will be deducted from the Contract Value on that anniversary. If the Rider terminates prior to a Quarterly Rider Anniversary, we will prorate the charge based on the Protected Payment Base as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or on the Quarterly Rider Anniversary immediately following the day the Rider terminates.

We will waive the charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, upon full annuitization of the Contract or when the Contract Value is zero. The charge is only waived for the quarter that we are notified of death or annuitization, even if death occurs in a prior quarter.

Change in Annual Charge — The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the maximum annual charge percentage of 1.50% (0.375% quarterly). You may elect to opt-out of a Reset and your annual charge percentage will remain the same as it was before the Reset. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Automatic Income Builder Rider subsection is deleted and replaced with the following:

Automatic Income Builder Rider

Purchasing the Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary (if available) if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Rider Terms

Annual RMD Amount – The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount – The maximum amount that can be withdrawn under this Rider without reducing the Protected Payment Base.

If the oldest Owner (or Annuitant in the case of a Non-Natural Owner) is age 59 1/2 or older when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during the Contract Year.

If the oldest Owner (or Annuitant in the case of a Non-Natural Owner) is younger than age 59 1/2 when the first withdrawal was taken or the most recent reset, whichever is later, the Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	the withdrawal percentage multiplied by the Protected Payment Base as of that day, less cumulative withdrawals during that Contract Year, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount will never be less than zero.

Protected Payment Base – An amount used to determine the Protected Payment Amount. The Protected Payment Base will never be less than zero and will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance – The amount available for future withdrawals made under this Rider. The Remaining Protected Balance will never be less than zero.

Reset Date – Any Contract Anniversary after the Rider Effective Date on which an Automatic Reset or an Owner-Elected Reset occurs.

Rider Effective Date – The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values – The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to the applicable withdrawal percentage (based on the Owner’s age at the time of purchase) multiplied by the Protected Payment Base.

How the Rider Works

On any day, this Rider guarantees you can withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Lifetime withdrawals up to the Protected Payment Amount may continue after the Remaining Protected Balance is reduced to zero (0) if the oldest Owner (or Annuitant in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken after the Rider Effective Date or the most recent Reset Date, whichever is later. If a withdrawal was taken before age 59 1/2 and there was no subsequent Reset, the Rider will terminate once the Remaining Protected Balance is reduced to zero (0). If you are older than 59 1/2 and if you delay taking withdrawals, this Rider also provides the potential to receive a 0.10% increase in the withdrawal percentage per year, which can increase the percentage that you may withdraw each Contract Year without reducing your Protected Payment Base.

In addition, beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, the Rider provides for Automatic Annual Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. If a withdrawal is greater than the Protected Payment Amount and the Contract Value is less than the Protected Payment Base, both the Protected Payment Base and Remaining Protected Balance will be reduced by an amount that is greater than the excess amount withdrawn. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

Amounts withdrawn under this Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event (e.g. reaching age 59 1/2, separation from service, disability) and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES — IRAs and Qualified Plans section in the Prospectus.

Withdrawal Percentage

On or prior to the date of the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) the withdrawal percentage is determined as follows based on the oldest Owner’s age (or Annuitant in the case of a Non-Natural Owner):

Age	Withdrawal Percentage

Before 59 1/2	4.0%
59 1/2 - 69	4.0%
70 - 84	5.0%
85 and older	6.0%

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken on or after age 59 1/2, the withdrawal percentage will automatically increase according to the table above based on age as of the most recent Contract Anniversary.

If the first withdrawal (measured from the later of the Rider Effective Date or most recent Reset Date) is taken prior to age 59 1/2, the withdrawal percentage will be 4.0% until the Remaining Protected Balance is depleted and will remain unchanged unless a Reset occurs. If an Automatic Reset or an Owner-Elected Reset occurs and your first withdrawal after that Reset is taken on or after age 59 1/2, the withdrawal percentage will be the withdrawal percentage that corresponds to the age at the time of the first withdrawal.

There is an opportunity for an increase in the withdrawal percentage. The withdrawal percentage in the table above will increase by 0.10% for each Rider year a withdrawal is not taken beginning on the later of the Contract Anniversary following the Owner’s age 59 1/2 or the Rider Effective Date. In addition, the increase in the withdrawal percentage will still be included as you reach a new age band (for example, if you have already taken a withdrawal and at age 69 your withdrawal percentage is 4.4%, then your withdrawal percentage would be 5.4% the Contract Anniversary immediately after you turn 70). However, once a withdrawal is taken (including an RMD Withdrawal), regardless of the Owner’s age when the withdrawal is taken, no further increase in the withdrawal percentage will be available and eligibility for the increase cannot be reinstated with a Reset.

The withdrawal percentage, including any 0.10% increase, will not be reduced as a result of a Reset.

Withdrawal of Protected Payment Amount

While this Rider is in effect, you may withdraw up to the Protected Payment Amount, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

If a withdrawal does not exceed the Protected Payment Amount immediately prior to that withdrawal, the Protected Payment Base will remain unchanged. Immediately following the withdrawal the Remaining Protected Balance will decrease by the withdrawal amount.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations Example #4 for a numerical example of the adjustments to the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount as a result of an excess withdrawal.)

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

Death Benefit Amount Adjustment

While this Rider is in effect, the Death Benefit Amount under the Contract (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits — Death Benefit Amount in the Prospectus) will be reduced by withdrawals based on either the amount withdrawn (a dollar-for-dollar basis) or on a proportionate basis. The calculation method used will depend on the amount withdrawn at the time of the withdrawal as compared to your Protected Payment Amount at the time of the withdrawal.

If a withdrawal does not exceed your Protected Payment Amount immediately prior to that withdrawal, then the Death Benefit Amount will be reduced by the amount of the withdrawal (dollar-for-dollar basis).

If a withdrawal (except an RMD withdrawal) exceeds the Protected Payment Amount immediately prior to that withdrawal, we will reduce the Death Benefit Amount by the amount of the withdrawal plus we will make a proportionate reduction for the amount in excess of the Protected Payment Amount.

See Sample Calculations Example #5 and #6 below for numerical examples of the adjustments to the Death Benefit Amount.

This Rider has no effect on the death benefit calculation under the Stepped-Up Death Benefit Rider.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD Withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

The Worker, Retiree, and Employer Recovery Act of 2008 provides for a temporary waiver of 2009 RMDs. If you elect to take your 2009 RMD (do not waive) then no adjustment will be made to the Protected Payment Base as a result of an excess withdrawal if the above requirements are satisfied.

See the FEDERAL TAX ISSUES — Qualified Contracts — Required Minimum Distributions section in the Prospectus.

Depletion of Contract Value

If a withdrawal (including an RMD withdrawal) does not exceed the Protected Payment Amount immediately prior to the withdrawal and reduces the Contract Value to zero, the following will apply:

•	if the oldest Owner (or Annuitant in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider, after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the Remaining Protected Balance is reduced to zero, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, the Protected Payment Amount will be paid each year until the day of the death of an Owner or the date of death of the sole surviving Annuitant.

•	the Protected Payment Amount payments will be paid under a series of pre-authorized withdrawals under a payment frequency as elected by the Owner, but no less frequently than annually,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum and will not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, there is no death benefit, however, any Remaining Protected Balance will be paid to the Beneficiary through a series of pre-authorized withdrawals with a payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Depletion of Remaining Protected Balance

If a withdrawal (including an RMD Withdrawal) reduces the Remaining Protected Balance to zero and Contract Value remains, the following will apply:

If the oldest Owner (or Annuitant in the case of a Non-Natural Owner):

•	was younger than age 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, this Rider will terminate, or

•	was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to withdraw up to the Protected Payment Amount each year until the day of the death of an Owner or the date of death of the sole surviving Annuitant. If an Automatic or Owner-Elected Reset occurs, the Remaining Protected Balance will be reinstated to an amount equal to the Contract Value as of that Contract Anniversary.

Before your Remaining Protected Balance is zero, if you took your first withdrawal before age 59 1/2 and you would like to be eligible for lifetime payments under the Rider, an Automatic or Owner-Elected Reset must occur and your first withdrawal after that Reset must be taken on or after age 59 1/2. See the Reset of Protected Payment Base and Remaining Protected Balance subsection of this Rider. If you are younger than age 59 1/2 when the Remaining Protected Balance is zero and Contract Value remains, the Rider will terminate and there is no opportunity for a Reset.

If a withdrawal (except an RMD withdrawal) made from the Contract exceeds the Protected Payment Amount, the Protected Payment Base will be reduced according to the Withdrawals Exceeding the Protected Payment Amount subsection.

Any death benefit proceeds to be paid to the Beneficiary from remaining Contract Value will be paid according to the Death Benefit provisions of the Contract.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued, except that eligibility for the increase in the withdrawal percentage cannot be reinstated with a Reset once a withdrawal is taken. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual Charges and any future reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. A reset occurs when the Protected Payment Base and Remaining Protected Balance are changed to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see the CHARGES, FEES AND DEDUCTIONS — Optional Rider Charges section in this supplement).

Automatic Reset – Opt-Out Election. Within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above. If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the reset is effective.

Automatic Reset – Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries. If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). You may, on any Contract Anniversary, elect to reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. An Owner-Elected Reset may be elected while Automatic Resets are in effect. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the reset is effective. The reset will be based on the Contract Value as of that Contract Anniversary.

Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive additional Purchase Payments after the Rider Effective Date, we will increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payments. However, for purposes of this Rider, we reserve the right to restrict additional Purchase Payments that result in a total of all Purchase Payments received on or after the later of the first (1st) Contract Anniversary or most recent Reset Date to exceed $100,000 without our prior approval. This provision only applies if the Contract to which this Rider is attached permits Purchase Payments after the first (1st) Contract Anniversary, measured from the Contract Date.

Annuitization

If you annuitize the Contract at the maximum Annuity Date specified in your Contract and this Rider is still in effect at the time of your election and a Life Only fixed annuity option is chosen, the annuity payments will be equal to the greater of:

•	the Life Only fixed annual payment amount based on the terms of your Contract, or

•	the Protected Payment Amount in effect at the maximum Annuity Date.

If you annuitize the Contract at any time prior to the maximum Annuity Date specified in your Contract, your annuity payments will be determined in accordance with the terms of your Contract. The Protected Payment Base, Remaining Protected Balance and Protected Payment Amount under this Rider will not be used in determining any annuity payments. Work with your financial professional to determine if you should annuitize your Contract before the maximum Annuity Date or stay in the accumulation phase and continue to take withdrawals under the Rider.

The annuity payments described in this subsection are available to you even if your first withdrawal was taken prior to age 59 1/2 and no Resets have occurred.

Continuation of Rider if Surviving Spouse Continues Contract

If the Remaining Protected Balance is zero when the Owner dies, the Rider will terminate. If the Contract Value and Remaining Protected Balance are greater than zero and the Owner dies while this Rider is in effect, the surviving spouse of the deceased Owner may elect to continue the Contract in accordance with its terms and the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is reduced to zero.

The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries. If a reset takes place then the provisions of this Rider will continue in full force and in effect for the surviving spouse. The withdrawal percentage will be determined based on the age of the surviving spouse and the new withdrawal percentage may be higher or lower than what the withdrawal percentage was prior to death. In addition, if the surviving spouse is 59 1/2 when a reset occurs, the surviving spouse may take withdrawals of the Protected Payment Amount (based on the new Protected Payment Base and withdrawal percentage) for life.

Any 0.10% increase to the withdrawal percentage previously added will apply but no further increases to the withdrawal percentage will be added.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see the DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits section in the Prospectus).

Termination

You cannot request a termination of the Rider. Except as otherwise provided below, the Rider will automatically terminate on the earliest of:

•	the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or Annuitant in the case of a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later,

•	the date of death of an Owner or the date of death of the sole surviving Annuitant (except as provided under the Continuation of Rider if Surviving Spouse Continues Contract subsection),

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant,

•	the day the Contract is terminated in accordance with the provisions of the Contract,

•	the day we are notified of a change in ownership of the Contract to a non-spouse Owner if the Contract is Non-Qualified (excluding changes in ownership to or from certain trusts),

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date (see the Annuitization subsection for additional information), or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will not terminate the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or Annuitant in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

The Rider and the Contract will not terminate the day the Contract Value is zero and you begin taking pre-authorized withdrawals of the Protected Payment Amount. In this case, the Rider and the Contract will terminate:

•	the day the Remaining Protected Balance is reduced to zero if the oldest Owner (or Annuitant in the case of a Non-Natural Owner), was younger than 59 1/2 when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later, or

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant if the oldest Owner (or Annuitant in the case of a Non-Natural Owner) was age 59 1/2 or older when the first withdrawal was taken under the Rider after the Rider Effective Date or the most recent Reset Date, whichever is later.

If this Rider is terminated as a result of having any portion of the Contract Value no longer allocated according to the Investment Allocation Requirements, you must wait until a Contract Anniversary that is at least one (1) year from the Effective Date of termination before this Rider may be purchased again (if available).

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. There may be minor differences in the calculations due to rounding. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1 – Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68

				Protected	Protected	Remaining
	Purchase		Contract Value	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Base	Amount	Balance

Rider Effective Date	$100,000		$96,500	$100,000	$4,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = Withdrawal percentage multiplied by the Protected Payment Base = 4% × $100,000 = $4,000
•	Contract Value = Initial Purchase Payment less sales charge = $96,500

Example #2 – Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	No withdrawals taken.
•	Automatic Reset at Contract Years 2 and 3.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract Value	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Base	Amount	Balance

Rider Effective Date	$100,000		$96,500	$100,000	$4,000	$100,000
Activity	$100,000		$200,000	$200,000	$8,000	$200,000
Year 2 Contract Anniversary	Prior to Automatic Reset		$207,000	$200,000	$8,200	$200,000
Year 2 Contract Anniversary	After Automatic Reset		$207,000	$207,000	$8,487	$207,000
Activity	$100,000		$307,000	$307,000	$12,587	$307,000
Year 3 Contract Anniversary	Prior to Automatic Reset		$321,490	$307,000	$15,964	$307,000
Year 3 Contract Anniversary	After Automatic Reset		$321,490	$321,490	$16,717	$321,490

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $200,000 ($100,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $8,000 (4.0% of the Protected Payment Base after the Purchase Payment).

Since no withdrawal occurred prior to Year 2 Contract Anniversary, the withdrawal percentage is increased to 4.1%. Additionally, because at Year 2 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 2 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 2 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $8,487 (4.1% of the reset Protected Payment Base).

Immediately after the $100,000 subsequent Purchase Payment during Contract Year 2, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $307,000 ($207,000 + $100,000). The Protected Payment Amount after the Purchase Payment is equal to $12,587 (4.1% of the Protected Payment Base after the Purchase Payment).

At Year 3 Contract Anniversary, the withdrawal percentage is increased to 5.2%. The withdrawal percentage increased from 4.1% to 5.2% because during Contract Year 2 there were no withdrawals (0.10% added to the withdrawal percentage) and the Owner reached age 70 (1.0% added to the withdrawal percentage). Additionally, because at Year 3 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,717 (5.2% of the reset Protected Payment Base).

In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3 – Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal equal to or less than the Protected Payment Amount is taken during Contract Year 3.
•	Automatic Reset at Contract Years 2, 3 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

				Protected	Protected	Remaining
	Purchase		Contract Value	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Base	Amount	Balance

Rider Effective Date	$100,000		$96,500	$100,000	$4,000	$100,000
Activity	$100,000		$200,000	$200,000	$8,000	$200,000
Year 2 Contact Anniversary	Prior to Automatic Reset		$207,000	$200,000	$8,200	$200,000
Year 2 Contact Anniversary	After Automatic Reset		$207,000	$207,000	$8,487	$207,000
Activity	$100,000		$307,000	$307,000	$12,587	$307,000
Year 3 Contact Anniversary	Prior to Automatic Reset		$321,490	$307,000	$15,964	$307,000
Year 3 Contact Anniversary	After Automatic Reset		$321,490	$321,490	$16,717	$321,490
Activity		$16,717	$327,277	$321,490	$0	$304,773
Year 4 Contact Anniversary	Prior to Automatic Reset		$327,277	$321,490	$16,717	$304,773
Year 4 Contact Anniversary	After Automatic Reset		$327,277	$327,277	$17,018	$327,277

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,717 (5.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($16,717):

(a) the Protected Payment Base remains unchanged; and

(b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $304,773 ($321,490 − $16,717).

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at the Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $17,018 (5.2% of the reset Protected Payment Base).

Example #4 – Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 68
•	A subsequent Purchase Payment of $100,000 is received during Contract Years 1 and 2.
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 3.
•	Automatic Resets at Contract Years 2, 3 and 4.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

			Contract	Protected	Protected	Remaining
	Purchase		Value	Payment	Payment	Protected
	Payment	Withdrawal	after Activity	Base	Amount	Balance

Rider Effective Date	$100,000		$96,500	$100,000	$4,000	$100,000
Activity	$100,000		$200,000	$200,000	$8,000	$200,000
Year 2 Contract Anniversary	Prior to Automatic Reset		$207,000	$200,000	$8,200	$200,000
Year 2 Contract Anniversary	After Automatic Reset		$207,000	$207,000	$8,487	$207,000
Activity	$100,000		$307,000	$307,000	$12,587	$307,000
Year 3 Contract Anniversary	Prior to Automatic Reset		$321,490	$307,000	$15,964	$307,000
Year 3 Contract Anniversary	After Automatic Reset		$321,490	$321,490	$16,717	$321,490
Activity		$30,000	$313,994	$308,437	$0	$291,490
Year 4 Contract Anniversary	Prior to Automatic Reset		$313,994	$308,437	$16,038	$291,490
Year 4 Contract Anniversary	After Automatic Reset		$313,994	$313,994	$16,327	$313,994

For an explanation of the values and activities at the start of and during Contract Years 1 and 2, refer to Examples #1 and #2.

At Year 3 Contract Anniversary, since the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 3 Contract Anniversary – Prior to Automatic Reset), an Automatic Reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 3 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,717 (5.2% of the reset Protected Payment Base).

As the withdrawal during Contract Year 3 exceeded the Protected Payment Amount immediately prior to the withdrawal ($16,717), the Protected Payment Base is reduced to $308,437 and the Remaining Protected Balance is reduced to $291,490. The reduction in the Protected Payment Base and the Remaining Protected Balance is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $13,283 (Total withdrawal amount – Protected Payment Amount; $30,000 − $16,717 = $13,283).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value prior to the withdrawal – Protected Payment Amount). Numerically, the ratio is 4.06% ($13,283 ÷ ($343,994 − $16,717); $13,283 ÷ $327,277 = 0.0406 or 4.06%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $308,437 (Protected Payment Base × (1-ratio); $321,490 × (1-4.06%); $321,490 × 95.94% = $308,437).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount and then multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $292,399 ((Remaining Protected Balance – Protected Payment Amount) × (1-ratio); ($321,490 − $16,717) × (1-4.06%); $304,773 × 95.94% = $292,399).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $291,490 (Remaining Protected Balance – total withdrawal amount; $321,490 − $30,000 = $291,490).

Therefore, since $291,490 (total withdrawal amount method) is less than $292,399 (proportionate method) the new Remaining Protected Balance is $291,490.

Since a withdrawal occurred during Contract Year 3, the withdrawal percentage will no longer increase as a result of delaying withdrawals.

Because at Year 4 Contract Anniversary, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Year 4 Contract Anniversary – Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Year 4 Contract Anniversary – After Automatic Reset). As a result, the Protected Payment Amount is equal to $16,327 (5.2% of the reset Protected Payment Base).

Example #5 – Death Benefit Amount Adjustment for a Withdrawal That Does Not Exceed The Protected Payment Amount.

This example shows how the Death Benefit Amount is adjusted for a withdrawal that does not exceed the Protected Payment Amount. This table assumes that the Protected Payment Amount is $4,000 prior to the withdrawal. Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

			Contract	Death	Protected
	Purchase		Value after	Benefit	Payment
	Payment	Withdrawal	Activity	Amount	Amount

Rider Effective Date	$100,000		$96,500	$100,000	$4,000
Year 2 Contract Anniversary			$80,000	$100,000	$4,000
Activity		$3,000	$77,000	$97,000	$1,000

Because the $3,000 withdrawal in Contract Year 2 was less than the Protected Payment Amount, the Death Benefit Amount is reduced by the $3,000 withdrawal to $97,000.

Example #6 – Death Benefit Amount Adjustment for a Withdrawal That Exceeds the Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Protected Payment Amount prior to withdrawal in year 2 = $4,000
•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.
•	Each Contract Anniversary referenced in the table represents the first day of the applicable Contract Year.

			Contract	Death	Protected
	Purchase		Value after	Benefit	Payment
	Payment	Withdrawal	Activity	Amount	Amount

Rider Effective Date	$100,000		$96,500	$100,000	$4,000
Year 2 Contract Anniversary			$80,000	$100,000	$4,000
Activity		$10,000	$70,000	$88,426	$0

As the withdrawal during Contract Year 2 exceeded the Protected Payment Amount immediately prior to the withdrawal ($4,000), the Death Benefit Amount is reduced to $88,426. The reduction in the Death Benefit Amount is calculated as follows:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount (prior to the withdrawal). Numerically, the excess withdrawal amount is $6,000 (Total withdrawal amount – Protected Payment Amount; $10,000 − $4,000 = $6,000).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 7.89% ($6,000 / ($80,000 − $4,000); $6,000 /$76,000 = 0.0789 or 7.89%).

Third, determine the new Death Benefit Amount. The Death Benefit Amount (prior to the withdrawal) less the Protected Payment Amount (prior to the withdrawal) is multiplied by 1 less the ratio determined above. Numerically, the new Death Benefit Amount is $88,426 (Death Benefit Amount-Protected Payment Amount × (1-ratio); ($100,000 − $4,000) × (1-7.89%); $96,000 × 92.11% = $88,426).

Example #7 – RMD Withdrawals.

This is an example of the effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
05/01/2007 Contract Anniversary				$100,000	$5,000	$98,125
06/15/2007	$1,875			$100,000	$3,125	$96,250
09/15/2007	$1,875			$100,000	$1,250	$94,375
12/15/2007	$1,875			$100,000	$0	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$0	$90,500
05/01/2008 Contract Anniversary				$100,000	$5,000	$90,500

Since the RMD Amount for 2008 increases to $8,000, the quarterly withdrawals of the RMD Amount increase to $2,000, as shown by the RMD withdrawal on March 15, 2008. Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, each contract year the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance

05/01/2006 Contract Anniversary			$0	$100,000	$5,000	$100,000
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$3,125	$98,125
04/01/2007		$2,000		$100,000	$1,125	$96,125
05/01/2007 Contract Anniversary				$100,000	$5,000	$96,125
06/15/2007	$1,875			$100,000	$3,125	$94,250
09/15/2007	$1,875			$100,000	$1,250	$92,375
11/15/2007		$4,000		$96,900	$0	$88,300

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $5,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance and the Protected Payment Amount equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (5% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($5,000). As the withdrawal exceeded the Protected Payment Amount immediately prior to the withdrawal ($1,250), and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $96,900 and the Remaining Protected Balance is reduced to $88,300.

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $2,750 (Total withdrawal amount – Protected Payment Amount; $4,000 − $1,250 = $2,750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value – Protected Payment Amount). Numerically, the ratio is 3.10% ($2,750 ÷ ($90,000 − $1,250); $2,750 ÷ $88,750 = 0.0310 or 3.10%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Base is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $96,900 (Protected Payment Base x (1-ratio); $100,000 × (1-3.10%); $100,000 × 96.90% = $96,900).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount and then multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,300 ((Remaining Protected Balance – Protected Payment Amount) x (1-ratio); ($92,375 − $1,250) × (1-3.10%); $91,125 × 96.90% = $88,300).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance – total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,300 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,300.

Example #8 – Lifetime Income.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000
•	Rider Effective Date = Contract Date
•	Owner’s age on Rider Effective Date = 65
•	No subsequent Purchase Payments are received.
•	Withdrawals, are taken each Contract Year:

•	Equal to 4% of the Protected Payment Base in Contract Years 1-5 (age 65-69)
•	Equal to 5% of the Protected Payment Base in Contract Years 6-20 (age 70-84)
•	Equal to 6% of the Protected Payment Base in Contract Years 21-35 (age 85-99)

•	No Automatic Reset or Owner-Elected Reset is assumed during the life of the Rider.

			Protected	Protected	Remaining
Contract		End of Year	Payment	Payment	Protected
Year	Withdrawal	Contract Value	Base	Amount	Balance

1	$4,000	$99,000	$100,000	$4,000	$96,000
2	$4,000	$97,970	$100,000	$4,000	$92,000
3	$4,000	$96,909	$100,000	$4,000	$88,000
4	$4,000	$95,816	$100,000	$4,000	$84,000
5	$4,000	$94,691	$100,000	$4,000	$80,000
6	$5,000	$92,532	$100,000	$5,000	$75,000
7	$5,000	$90,308	$100,000	$5,000	$70,000
8	$5,000	$88,017	$100,000	$5,000	$65,000
9	$5,000	$85,657	$100,000	$5,000	$60,000
10	$5,000	$83,227	$100,000	$5,000	$55,000
11	$5,000	$80,724	$100,000	$5,000	$50,000
12	$5,000	$78,146	$100,000	$5,000	$45,000
13	$5,000	$75,490	$100,000	$5,000	$40,000
14	$5,000	$72,755	$100,000	$5,000	$35,000
15	$5,000	$69,937	$100,000	$5,000	$30,000
16	$5,000	$67,035	$100,000	$5,000	$25,000
17	$5,000	$64,046	$100,000	$5,000	$20,000
18	$5,000	$60,968	$100,000	$5,000	$15,000
19	$5,000	$57,797	$100,000	$5,000	$10,000
20	$5,000	$54,531	$100,000	$5,000	$5,000
21	$6,000	$50,167	$100,000	$6,000	$0
22	$6,000	$45,672	$100,000	$6,000	$0
23	$6,000	$41,042	$100,000	$6,000	$0
24	$6,000	$36,273	$100,000	$6,000	$0
25	$6,000	$31,361	$100,000	$6,000	$0
26	$6,000	$26,302	$100,000	$6,000	$0
27	$6,000	$21,091	$100,000	$6,000	$0
28	$6,000	$15,724	$100,000	$6,000	$0
29	$6,000	$10,196	$100,000	$6,000	$0
30	$6,000	$4,501	$100,000	$6,000	$0
31	$6,000	$0	$100,000	$6,000	$0
32	$6,000	$0	$100,000	$6,000	$0
33	$6,000	$0	$100,000	$6,000	$0
34	$6,000	$0	$100,000	$6,000	$0
35	$6,000	$0	$100,000	$6,000	$0

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000
•	Remaining Protected Balance = Initial Purchase Payment = $100,000
•	Protected Payment Amount = 4% of Protected Payment Base = $4,000

Because the amount of each withdrawal does not exceed the Protected Payment Amount immediately prior to the withdrawal: (a) the Protected Payment Base remains unchanged; and (b) the Remaining Protected Balance is reduced by the amount of each withdrawal.

Since a withdrawal occurred during Contract Year 1, no increases are added to the withdrawal percentage due to delaying withdrawals.

Since it was assumed that the Owner was age 59 1/2 or older when the first withdrawal was taken, withdrawals of 4%, 5% and 6% of the Protected Payment Base, respectively, will continue to be paid each year (even after the Contract Value and Remaining Protected Balance have been reduced to zero) until the day of the first death of an Owner or the date of death of the sole surviving Annuitant, whichever occurs first.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2008 and for each of the periods presented which are incorporated by reference from the 2008 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements
(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Select Distributors, Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers[3]

4.	(a)	Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2170)[8]

	(b)	Qualified Retirement Plan Rider (Form No. 20-24200)[1]

	(c)	(1) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200)[1]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156)[5]

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900)[1]

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000)[1]

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100)[1]

	(g)	Stepped-Up Death Benefit Rider (Form No. 20-2172)[6]

	(h)	Guaranteed Withdrawal Benefit III-A Rider [TO BE FILED]

	(i)	DCA Plus Fixed Option Rider (Form No. 20-2103)[6]

5.	(a)	Variable Annuity Application[8]

	(b)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B)[3]

6.	(a)	Articles of Incorporation of PM Group Life[1]

	(b)	Amended and Restated Articles of Incorporation of PL&A1

	(c)	By-laws of Pacific Life & Annuity Company[1]

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement and Addendums thereto (to add the Strategic Value and Focused 30 Portfolios, add nine new Portfolios, and add the Equity Income and Research Portfolios)[1]

	(b)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”)[1]

	(c)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.[2]

	(d)	Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[3]

	(e)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[4]

	(f)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[4]

	(g)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[4]

	(h)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[4]

	(i)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[4]

	(j)	Form of Franklin Templeton Services, LLC Administrative Services Agreement[4]

	(k)	Form of AIM Variable Insurance Funds Participation Agreement[5]

	(l)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement[5]

	(m)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement[5]

	(n)	Form of GE Investments Funds, Inc. Participation Agreement[5]

	(o)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement[5]

	(p)	Form of Van Kampen Life Investment Trust Participation Agreement[5]

	(q)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement[5]

	(r)	Form of Van Kampen Asset Management Administrative Services Letter Agreement[5]

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered.[6]

10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[8]

11.	Not applicable

12.	Not applicable

13.	Powers of Attorney[7]

[1]	Included in Registration Statement on Form N-4, File No. 333-122914, Accession No. 0000950137-05-002003, filed on February 18, 2005, and incorporated by reference herein.

[2]	Included in Registration Statement on Form N-4/B, File No. 333-71081, as Exhibit 8(f), Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

[3]	Included in Registration Statement on Form N-4/B, File No. 333-122914, Accession No. 0000892569-06-000561, filed on April 21, 2006, and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-136598, Accession No. 0000892569-08-001277, filed on September 11, 2008, and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-136598, Accession No. 0000892569-08-001561, filed on December 4, 2008, and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-025191, filed on July 24, 2009, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-045612, filed on September 24, 2009, and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4, File No. 333-160773, Accession No. 0000950123-09-049938, filed on October 13, 2009, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Brian D. Klemens	Vice President and Controller
Dewey P. Bushaw	Executive Vice President
Denis P. Kalscheur	Vice President and Treasurer
Mark W. Holmlund	Director, Executive Vice President, and Chief Investment Officer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Destinations	0 Qualified 0 Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life & Annuity Company or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 21st day of October, 2009.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:

James T. Morris*
Director, President and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

James T. Morris*
Director, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

	James T. Morris*	Director, President and Chief Executive Officer	October 21, 2009

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	October 21, 2009

	Sharon A. Cheever*	Director, Senior Vice President and General Counsel	October 21, 2009

	Audrey L. Milfs*	Director, Vice President and Secretary	October 21, 2009

	Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	October 21, 2009

	Brian D. Klemens*	Vice President and Controller	October 21, 2009

	Deway P. Bushaw*	Executive Vice President	October 21, 2009

	Denis P. Kalscheur*	Vice President and Treasurer	October 21, 2009

	Mark W. Holmlund*	Director, Executive Vice President and Chief Investment Officer	October 21, 2009

*By:	/s/ SHARON A. CHEEVER		October 21, 2009

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-160773, Accession No. 0000950123-09-045612, filed on September 24, 2009, as Exhibit 13.)